COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
7.	COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company may be involved in certain legal actions arising from the ordinary course of business. While it is not feasible to predict or determine the outcome of these matters, we do not anticipate that any of these matters, or these matters in the aggregate, will have a material adverse effect on the financial position or results of operations.

Commissions, Royalty and License Fee Agreements

Royalty and license fees are paid in accordance with their related agreements, either on a monthly or quarterly basis. As of December 31, 2012, $32,303 was accrued for royalty and license fees payable, and is reported as a current liability in accrued expenses.

External Sales Representative Commissions

Commissions to external sales representatives are paid in accordance with their related agreements, either on a monthly or annual basis. As of December 31, 2012, $236,366 was accrued for commissions to external sales representatives, and is reported as a current liability in accrued expenses.

Employment Agreements

As of the year ended December 31, 2012, the following employment agreements were in place:

Chief Executive Officer, General Counsel, Director: This employment agreement expires August 1, 2015. The CEO is eligible for annual bonuses and stock option grants. Said contract provides, in relevant part, for an annual salary of $350,000 and bonus provisions for each calendar year. Bonuses are approved quarterly based on the various factors, including a thorough evaluation of current performance. All bonus payments shall be paid to Mr. Clough in equal monthly installments following the quarter in which the bonus is earned and shall be paid on the 15 th day of each month. At December 31, 2012 and 2011, there was an accrual of $53,542 and $13,542, respectively, for compensation owed to Mr. Clough. In conjunction with Mr. Clough’s contract extension, he also received a Board approved Stock Option Plan, which entitles him to receipt of a $6.00 option to purchase 330,000 shares of the Company’s common stock. Said options vest on a monthly basis during the course of Mr. Clough’s employment term. Mr. Clough's employment agreement shall not be terminated by any change of control of CUI Global.

President, Chief Operating Officer, Director: This employment agreement expires May 15, 2014. The President is eligible for annual bonuses and stock option grants. Said contract provides, in relevant part, for an annual salary of $205,000 and bonus provisions for each calendar year, beginning with 2008, in which the CUI Global yearend Statement of Operations shows a Net Profit and the Gross Revenue equal to or that exceeds fifteen percent (15%), but less than thirty percent (30%), of the immediate preceding calendar year, he shall be entitled to receive a cash bonus in an amount equal to fifty percent (50%) of his prior year base salary in addition to any other compensation to which he may be entitled; provided, however, that he shall be entitled to the bonus only if he has been employed by the Company during that entire calendar year. In substitution of the bonus percentages described above, he shall be entitled to receive, in any year in which annual Gross Revenue exceeds by 30% of the prior calendar year gross revenue, a sum equal to 100% of his prior year base salary. Bonuses are approved quarterly based on the above factors and an evaluation of current performance. All such bonus payments shall be paid to Mr. McKenzie in equal monthly installments following the quarter in which the bonus is earned and shall be paid on the 15 th day of each month. At December 31, 2012 and 2011 there was an accrual of $8,542 and $12,083, respectively, for compensation owed to Mr. McKenzie. Mr. McKenzie's employment agreement shall not be terminated by any change of control of CUI Global.

Chief Financial Officer: This employment agreement expires May 15, 2014. The CFO is eligible for annual bonuses and stock option grants. Mr. Ford is employed under a three year employment contract with the company, which was recently extended to May 15, 2014 and provides, in relevant part, for an annual salary of $195,000 and bonus provisions for each calendar year, beginning with 2010, in which the CUI Global yearend Statement of Operations shows a Net Profit and the Gross Revenue equal to or that exceeds fifteen percent (15%), but less than thirty percent (30%), of the immediate preceding calendar year, he shall be entitled to receive a cash bonus in an amount equal to fifty percent (50%) of his prior year base salary in addition to any other compensation to which he may be entitled; provided, however, that he shall be entitled to the bonus only if he has been employed by the Company during that entire calendar year. In substitution of the bonus percentages described above, he shall be entitled to receive, in any year in which annual Gross Revenue exceeds by 30% of the prior calendar year gross revenue, a sum equal to 100% of his prior year base salary. Bonuses are approved quarterly based on the above factors and an evaluation of current performance. All such bonus payments shall be paid to Mr. Ford in equal monthly installments following the quarter in which the bonus is earned and shall be paid on the 15 th day of each month. At December 31, 2012 and 2011 there was an accrual of $8,125 and $0, respectively, for compensation owed to Mr. Ford. Mr. Ford's employment agreement shall not be terminated by any change of control of CUI Global.

Leases

As an integrated part of the CUI asset acquisition, the CUI Global, Inc. corporate offices were relocated to the CUI location at 20050 SW 112th Avenue, Tualatin, Oregon 97062. CUI and CUI Global occupy the 61,380 square feet of offices and warehouse premises under a ten year non-cancelable lease agreement beginning September 1, 2006 with Barakel, LLC (a related party) at a base monthly rent subject to periodic base payment increases plus real property taxes, utilities, insurance and common area maintenance charges. During the year ended December 31, 2012, the monthly base rent was $40,250 in accordance with the lease schedule. During the period January 1 through August 31, 2011, the monthly base rent was $40,000 and increased in accordance with the lease schedule to $40,250 for the period September 1 through December 31, 2011. Barakel, LLC is controlled by James McKenzie, majority owner of CUI, Inc. prior to acquisition and Matt McKenzie, COO.

The Company also leased office space in Malmo, Sweden pursuant to a renewable lease which terminated January 31, 2011. In addition to the base rent of (subject to periodic base lease payment increases), the Company was responsible for property taxes, maintenance and related VAT taxes. During the year ended December 31, 2012 and 2011, the monthly base rent was approximately $0 and $1,386, respectively.

Additionally, subsequent to the acquisition of CUI Japan and Comex Electronics, the Company had leased spaces in Tokyo, Japan and owned a small manufacturing facility on leased land in Nagano, Japan. The CUI Japan leased space in Tokyo, Japan expired January 31, 2012 and there was no rent expense for this space in 2012. CUI Japan subleased space from Comex Electronics during 2012 on a month to month basis, with monthly base rent of approximately $1,253.

The discontinued operations of Comex Electronics had leased space in Tokyo, Japan with expirations between May 7, 2011 and September 9, 2011. In conjunction with these leases, Comex Electronics also leased parking spaces which leases expired December 31, 2010 and became a month to month agreement. Additionally, the discontinued operations of Comex Electronics had a land lease in Nagano with an expiration of August 11, 2019.

Rental expense was $552,655 and $592,573 in 2012 and 2011, respectively, and is included in selling, general and administrative on the statement of operations.

	2013	2014	2015	2016	2017	Thereafter
Operating Leases:	$484,000	$486,000	$487,000	$326,000	$-	$-

Consulting Agreements

In January 2010, the Company entered into a consulting agreement with Terry Williams, former GL Industrial Services Project Director, to serve as the Company’s Project Director and Lead Engineer for the GASPT2 technology. The consultant will be compensated a base monthly fee and will receive commissions on sales of the GASPT2 products.

In September 2010, the Company entered into an agreement for strategic investor communications services to be provided through March 2011. For these services, the consultant was paid a fee of $25,000 in 2010.

During 2011, the agreement was extended through June 2012. During 2012 and 2011, the consultant was paid fees of $6,750 and $29,750, respectively.

In September 2010, the Company entered into an agreement with a consulting firm to provide strategic investor marketing services for a period of one year. For these services, the consultant is to be paid $3,000 per month as well as $84,000 in common stock compensation. $42,000 of the common stock compensation was earned in 2010 for which the consultant received 7,000 shares of common stock at $6.00 per share. The remaining $42,000 is to be priced at the ten day trailing average closing price at the time of the issuance when earned in 2011. The remaining $42,000 common shares were earned March 2011, for which the consultant received 5,957 common shares at $7.05 per share.

In February 2011, the Company engaged a consultant firm for marketing and website development services. For these services, the consultant was paid $41,925 during 2011.

In March 2011, the Company engaged a consultant firm to provide services related to customs and duties classification for imported products. During 2011, this consultant was paid $36,588.

In April 2011, the Company engaged a consultant firm to provided strategic investor marketing services. For these services, the consultant received $8,000 per month. For these services which were completed in 2011, the consultant was paid $32,000.

In June 2011, the Company engaged Merriman Capital, Inc. to act as exclusive placement agent to CUI Global, Inc. For these services, the consultant would receive a cash financing completion fee of 7.5% of the total amount of capital received by the Company from the sale of its securities to investors during the agreement period. No fees were earned during 2011. Fees paid to Merriman in 2012 were recorded as reductions to additional paid in capital associated with the equity raises.

In June 2011, the Company engaged a consultant firm to provide website support and marketing production services. This consultant was paid $56,809 during 2011.

In December 2011, the Company issued 5,000 shares of common stock to a former consultant in consideration for the release of a claim on intellectual property with a fair value of $19,500 recorded.

During 2012, the Company engaged a consultant firm to assist in the development and design of websites. For these services, the consultant firm was paid $135,008 during the year.

During 2012, the Company engaged a consultant firm to assist in printed circuit board layout design related to new products. For these services, the consultant firm was paid $130,706 during the year.

In March 2012, 15,000 shares of common stock were issued in consideration for strategic investor marketing services rendered for the benefit of the company. A $69,450 consulting expense was recorded in relation to this transaction based on the fair market value of the stock on the date of grant.

On each of April 5, May 7, June 6, July 2, August 1, September 7, October 1 and November 1, 2012, the company issued 13,500 shares of common stock to a consultant in consideration for strategic investor marketing services rendered for the benefit of the company. A $569,970 consulting expense was recorded in relation to these issuances based on the fair market value of the stock on the dates of the grants. In addition, the consultant was paid $110,000 for their services.

In June and October 2012, 1,000 and 2,500 shares of common stock, respectively, were issued to a consultant in consideration for strategic investor marketing services rendered for the benefit of the company and $19,275 of consulting expense was recorded in relation to these issuances based on the fair market value of the stock on the dates of the grant. Additionally, the consultant was paid $11,000 for their services.

In July 2012, the Company engaged a consultant firm to provide strategic investor marketing services. For these services the consultant was paid $65,000 during 2012.